Earnings per Share - Computation of Earnings per Share (EPS) (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net income (loss)	$ 1,599	$ 607	$ 415
Less: Net income (loss) attributable to non-controlling interests	73	68	67
Net income (loss) attributable to stockholders	$ 1,526	$ 539	$ 348
Weighted average number of shares outstanding (after deduction of treasury shares) during the year	239,764	237,954	248,526
Plus incremental shares from assumed conversion of:
Options	6,194	6,753	5,004
Restricted Share Units, Performance Share Units and Equity Rights	4,158	3,902	1,520
Warrants	0	0	0
Dilutive potential common share	10,352	10,655	6,524
Adjusted weighted average number of shares outstanding (after deduction of treasury shares) during the year	250,116	248,609	255,050
Basic net income (loss)	$ 6.36	$ 2.27	$ 1.40
Diluted net income (loss)	$ 6.10	$ 2.17	$ 1.36